Business combination (Tables)	12 Months Ended
Dec. 31, 2021
BIGOINC
Business Acquisition [Line Items]
Summary of components of the purchase consideration transferred

As of acquisition date
US$

Cash	343,062
Fair value of common shares issued	1,149,073
Fair value of previously held equity interest in Bigo	849,700
Elimination of preexisting amounts due from Bigo	48,174
Total consideration	2,390,009

Summary of fair value of the assets acquired and liabilities assumed allocated on the acquisition date

	As of acquisition date	Amortization period
	US$

Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	95,965
-Accounts receivables	57,647
-Other current assets	7,820
-Property and equipment, net	43,853
-Other non-current assets	26,076
Identifiable intangible assets acquired:
-Trademark	358,000	10 years
-Customer relationships	153,200	3 years
-Non-compete agreement	12,100	1 year
-Others	924
Accrued liabilities and other liabilities	(172,539)
Deferred tax liabilities	(47,258)
Goodwill	1,854,221
Total	2,390,009

Summary of pro forma information

For the year ended December 31,
2019
US$

Pro forma net revenues	998,828
Pro forma net loss	(498,127)

Other acquisition
Business Acquisition [Line Items]
Summary of components of the purchase consideration transferred

As of acquisition date
US$

Cash	9,611
Fair value of subsidiary’s common share issued	53,810
Fair value of previously held equity interest in the acquiree	27,716
Total consideration	91,137

Summary of fair value of the assets acquired and liabilities assumed allocated on the acquisition date

	As of acquisition date	Amortization period
	US$

Net tangible assets acquired:
-Cash and cash equivalents	7,296
-Accounts receivables	1,376
-Other current assets	1,987
-Property and equipment, net	142
Identifiable intangible assets acquired:
-Technology	11,917	6 years
-Trademark	11,839	6 years
-Customer relationships	903	3 years
Accounts payable	(2,268)
Accrued liabilities and other liabilities	(1,579)
Deferred tax liabilities	(4,069)
Goodwill	84,925
Non-controlling interests	(21,332)
Total	91,137